Schedule of Reconciles the Fixed Component of the Undiscounted Cash Flows (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases
2021	$ 25
2022	20
2023
Total minimum lease payments	45
Less: effect of discounting
Present value of future minimum lease payments	45
Less: current obligations under leases	(25)
Long-term lease obligations	$ 20